Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties
Transactions with Related Parties

4. Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:

	December 31,
	2013	2014
Balance Sheet
Due to related party - Cardiff Marine Inc.	$(3)	$-
Due to related party - Tri-Ocean Heidmar	(43)	-
Due to related party - Cardiff Tankers	(181)	(266)
Due to related party - Sigma and Blue Fin pool	(336)	-
Due to related party - Fabiana Services S.A.	-	(1,000)
Due to related party - Vivid Finance Limited	(48)	(164)
Due to related party - Cardiff Drilling	-	(4,287)
Due to related party - Azara Services S.A.	-	(4,000)
Due to related party - Basset Holding Inc.	-	(3,000)
Due to related party - Total	(611)	(12,717)

Due from related party - TMS Bulkers	29,059	28,318
Due from related party - TMS Tankers	9,964	9,903
Due from related party - Total	$39,023	$38,221

Advances for vessels and drillships under construction - Cardiff Drilling/TMS Bulkers/ TMS Tankers, for the year	$4,778	$1,546
Vessels, net - TMS Bulkers/ TMS Tankers, for the year	6,815	530
Drilling rigs, drillships, machinery and equipment, net - Cardiff/Cardiff Drilling, for the year	5,692	2,885
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin pools	386	-

	Year ended December 31,
Statement of Operations	2012	2013	2014
Voyage Revenues - Sigma and Blue Fin pool	$27,306	$5,306	$44
Service Revenues, net - Cardiff/Cardiff Drilling	6,193	10,786	16,826
Voyage expenses - TMS Tankers	(507)	(1,483)	(2,002)
Voyage expenses - TMS Bulkers	(3,166)	(2,619)	(2,754)
Voyage expenses – Cardiff Tankers	(166)	(1,423)	(2,002)
Gain on sale of assets – commissions - TMS Bulkers	(1,180)	(710)	-
Contract termination fees and other	(300)	(23,048)	-
General and administrative expenses:
Consultancy fees – Fabiana Services S.A.	(4,397)	(3,593)	(4,595)
Management fees - TMS Tankers	(5,151)	(8,362)	(8,548)
Management fees - TMS Bulkers	(26,518)	(27,803)	(29,176)
Consultancy fees – Vivid Finance Limited	(14,201)	(18,056)	(16,242)
Consultancy fees - Azara Services S.A.	-	(5,000)	(9,000)
Consultancy fees - Basset Holding Inc.	(2,676)	(4,200)	(8,191)
Rent	(41)	-	-
Amortization of DryShips CEO stock based compensation	$(12,663)	$(7,780)	$(7,516)
Amortization of Ocean Rig's CEO stock based compensation	-	(1,358)	(2,316)

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. - TMS Tankers Ltd.:

Effective January 1, 2011, each of the Company's drybulk vessel-owning subsidiaries entered into new management agreements with TMS Bulkers Ltd. ("TMS Bulkers"), which replaced the Company's management agreements with Cardiff Marine Inc. ("Cardiff" or the "Manager"), a related technical and commercial management company incorporated in Liberia, that were effective as of September 1, 2010 through December 31, 2010 and each of the Company's tanker ship-owning subsidiaries entered into new management agreements with TMS Tankers Ltd. ("TMS Tankers") (together, TMS Bulkers and TMS Tankers are hereinafter referred to as the "Managers"). The Managers are beneficially owned by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer.

TMS Bulkers provides comprehensive drybulk ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Each new vessel management agreement provides for a fixed management fee, the same fee as was charged by Cardiff under the Company's previous management agreements effective from September 1, 2010, of Euro 1,500 ($1,823 based on the Euro/U.S. Dollar exchange rate at December 31, 2014) per vessel per day, which is payable in equal monthly installments in advance and can be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,545 ($1,878 based on the Euro/U.S. Dollar exchange rate at December 31, 2014).

If TMS Bulkers is requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay TMS Bulkers an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $608 based on the Euro/U.S. Dollar exchange rate as of December 31, 2014) per day.

TMS Tankers provides comprehensive tanker ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Tankers' commercial management services include operations, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Under the management agreements, TMS Tankers is entitled to a daily management fee per vessel of Euro 1,700 ($2,066 based on the Euro/U.S. Dollar exchange rate at December 31, 2014), payable in equal monthly installments in advance and may automatically be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,751 ($2,128 based on the Euro/U.S. Dollar exchange rate at December 31, 2014). TMS Tankers is entitled to a construction supervisory fee of 10% of the budgeted supervision cost for the vessels under construction, payable up front in lieu of the fixed management fee.

Under their respective agreements, the Managers are also entitled to (i) a discretionary incentive fee, (ii) a commission of 1.25% on charter hire agreements that are arranged by the Managers; and (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company's fleet that are arranged by the Managers.

In the event that the management agreements are terminated for any reason other than a default by the Managers or change of control of the Company's ownership, the Company will be required to pay the management fee for a further period of three calendar months as from the date of termination.

In the event of a change of control of the Company's ownership the Company will be required to pay the Managers a termination payment, representing an amount equal to the estimated remaining fees payable to the Managers under the then current term of the agreement which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months.

Each management agreement has an initial term of five years and will be automatically renewed for a five year period and thereafter extended in five year increments, unless the Company provides notice of termination in the fourth quarter of the year immediately preceding the end of the respective term.

Transactions with TMS Bulkers and TMS Tankers in Euros were settled on the basis of the average U.S. Dollar rate on the invoice date.

Global Services Agreement: On December 1, 2010, the Company entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which the Company engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company's majority-owned subsidiary, Ocean Rig. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provided consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries, including the Company's drilling units; and (ii) identified, sourced, negotiated and arranged the sale or purchase of the offshore assets of the Company and its subsidiaries, including the Company's drilling units. In consideration of such services, the Company paid Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities.

Effective January 1, 2013, Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig, the Company's majority owned subsidiary, entered into a Global Services Agreement with Cardiff Drilling Inc. ("Cardiff Drilling") a company controlled by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer, pursuant to which Ocean Rig Management engaged Cardiff Drilling to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by Ocean Rig. Under the Global Services Agreement, Cardiff Drilling, or its subcontractor, (i) provides consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of Ocean Rig and its subsidiaries; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of Ocean Rig and its subsidiaries. In consideration of such services, Ocean Rig will pay Cardiff Drilling a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. Costs from the Global Services Agreement are expensed in the consolidated statements of operations or capitalized as a component of "Advances for drillships under construction and related costs" being a directly attributable cost to the construction, as applicable.

Transactions with Cardiff in Euros were settled on the basis of the average USD rate on the invoice date.

Cardiff Marine Inc: On January 2, 2014, the Company entered into an agreement with certain clients of Cardiff, a company controlled by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer, for the grant of seven rights of first refusal to acquire seven Newcastlemax newbuildings, should they wish to sell these vessels at some point in the future. The Company may exercise any one, several or all of the rights. Each right is valid until one day before the contractual date of delivery of each vessel. These newbuildings are scheduled for delivery between the fourth quarter of 2015 and the fourth quarter of 2016.

Mr. George Economou: As the Company's Chairman, President, Chief Executive Officer ("CEO") and principal shareholder, with a 17.3% shareholding as of December 31, 2014, Mr. George Economou has the ability to exert influence over the operations of the Company. In April 2012, companies affiliated with the Company's Chairman, President and Chief Executive Officer purchased a total of 2,185,000 common shares of Ocean Rig in the public offering by Ocean Rig of common shares of Ocean Rig owned by DryShips, that was completed on April 17, 2012 (Note 11). During March 2013, the Company accepted an offer from a company affiliated with Mr. George Economou for the sale of two Very Large Ore Carriers (VLOC) newbuildings (Note 6).

Fabiana Services S.A.: Under the consultancy agreements effective from February 3, 2008, between the Company and Fabiana Services S.A. ("Fabiana"), a related party entity incorporated in the Marshall Islands, Fabiana provides consultancy services relating to the services of Mr. George Economou in his capacity as Chief Executive Officer of the Company (Note 12).

On January 25, 2010, the Compensation Committee approved that a bonus in the form of 4,500,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2009 as well as for anticipated services during the years 2010, 2011 and 2012. The shares vest over a period of three years, with 1,000,000 shares vesting on the grant date; 1,000,000 shares vesting on December 31, 2010 and 2011 respectively; and 1,500,000 shares vesting on December 31, 2012. In addition, the annual remuneration to be awarded to Fabiana under the consultancy agreement was increased to Euro 2.7 million ($3.7 million based on the exchange rate as of December 31, 2013).

On January 12, 2011, the Compensation Committee approved a $4 million bonus and 9,000,000 shares of the Company's common stock payable to Fabiana for the provision of the services of the Company's Chief Executive Officer during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares to vest on the grant date and 1,000,000 shares to vest annually on December 31, 2011 through 2018, respectively.

On August 20, 2013, the Compensation Committee approved that a bonus in the form of 1,000,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2012. The shares vest over a period of two years with 333,334 shares vesting on the grant date, 333,333 shares vesting on August 20, 2014 and, 333,333 shares vesting on August 20, 2015, respectively.

On August 19, 2014, the Compensation Committee approved that a bonus in the form of 1,200,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2013. The shares vest over a period of three years with 400,000 shares vesting on December 31, 2014, 400,000 shares vesting on December 31, 2015, and 400,000 vesting on December 31, 2016.

On December 30, 2014, the Compensation Committee approved that a bonus in the form of 2,100,000 shares of the Company's common stock, with par value $0.01, and a cash bonus of $1,000 be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2014. The shares vest over a period of three years with 700,000 shares vesting on December 31, 2015, 700,000 shares vesting on December 31, 2016, and 700,000 shares vesting on December 31, 2017.

Azara Services S.A.: Under the consultancy agreement entered on September 9, 2013 and effective from January 1, 2013, between one of the wholly owned subsidiaries of Ocean Rig and Azara Services S.A. ("Azara"), a related party entity incorporated in the Republic of Marshall Islands, Azara provides consultancy services relating to the services of Mr. George Economou in his capacity as Chief Executive Officer of Ocean Rig. The annual remuneration to be awarded to Azara under the consultancy agreement is $2,500 in cash.

On August 20, 2013, Ocean Rig's Compensation Committee approved a sign-on bonus of $2,500 cash and 150,000 shares of Ocean Rig's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer of Ocean Rig. The shares vest over a period of two years with 50,000 shares vesting on the grant date, 50,000 shares vesting on August 20, 2014 and, 50,000 vesting on August 20, 2015, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $17.56 per share.

On August 19, 2014, Ocean Rig's Compensation Committee approved a bonus in the form of $2,500 cash and 150,000 shares of Ocean Rig's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer of Ocean Rig, rendered during 2013. The shares vest over a period of three years with 50,000 shares vesting on December 31, 2014, 50,000 shares vesting on December 31, 2015 and, 50,000 vesting on December 31, 2016. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $18.37 per share.

On December 30, 2014, Ocean Rig's Compensation Committee approved a bonus in the form of $4,000 cash and 300,000 shares of Ocean Rig's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer, during 2014. The shares vest over a period of three years with 100,000 shares vesting on December 31, 2015, 100,000 shares vesting on December 31, 2016, and 100,000 vesting on December 31, 2017. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of Ocean Rig shares on the grant date of $9.46 per share.

Basset Holdings Inc.: Under the consultancy agreement effective from January 1, 2015, between the Company and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice-President of the Company. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.45 million ($0.55 million based on the Euro/U.S. Dollar exchange rate as of December 31, 2014).

Under the consultancy agreement effective from June 1, 2012, between a wholly owned subsidiary of Ocean Rig and Basset, a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice-President of Ocean Rig. The annual remuneration to be awarded to Basset under the consultancy agreement was Euro 0.9 million ($1.1 million based on the Euro/U.S. Dollar exchange rate as of December 31, 2014). Effective January 1, 2015, the annual remuneration was reduced to Euro 0.45 million ($0.55 million based on the Euro/U.S. Dollar exchange rate as of December 31, 2014).

On August 20, 2013, the Compensation Committee of Ocean Rig approved that a cash bonus of $3,000 be paid to Basset for the contribution of Mr. Antony Kandylidis for Executive Vice President's services.

On August 19, 2014, the Compensation Committee of Ocean Rig approved that a cash bonus of $4,000 be paid to Basset for the contribution of Mr. Anthony Kandylidis for Executive Vice President's services, during 2013.

On December 30, 2014, the Compensation Committee of Ocean Rig approved that a cash bonus of $3,000 be paid to Basset for the contribution of Mr. Anthony Kandylidis for Executive Vice President's services, during 2014.

Basset is also the owner of 114,286 shares of Ocean Rig's common stock, as of December 31, 2014.

Steel Wheel Investments Limited: Steel Wheel Investments Limited ("Steel Wheel"), a company controlled by the Company's Executive Vice President, Mr. Antony Kandylidis, is the owner of 1,570,226 shares of Ocean Rig's common stock, as of December 31, 2014.

Cardiff Tankers Inc.: Under charter agreements for all the Company's tankers, Cardiff Tankers Inc. ("Cardiff Tankers"), a related party entity incorporated in the Republic of the Marshall Islands, provides services related to the sourcing, negotiation and execution of charters, for which it is entitled to a 1.25% commission on charter hire earned by those tankers.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010 between the Company and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company, Mr. George Economou, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments, and (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties.

Effective January 1, 2013, the Company, amended the agreement with Vivid to limit the scope of the services provided under the agreement to DryShips Inc. and its subsidiaries or affiliates, except for Ocean Rig and its subsidiaries. In essence, post-amendment, the consultancy agreement between the DryShips Inc. and Vivid is in effect for the Company's tanker and drybulk shipping segments only.

Effective January 1, 2013, Ocean Rig Management Inc., a wholly-owned subsidiary of Ocean Rig, entered into a new consultancy agreement with Vivid, on the same terms and conditions as in the consultancy agreement, dated as of September 1, 2010, between DryShips Inc. and Vivid, except that under the new agreement, Ocean Rig is obligated to pay directly the fee of 0.20% to Vivid on the total transaction amount in consideration of the services provided by Vivid in respect of Ocean Rig's offshore drilling business, whereas under the consultancy agreement between DryShips Inc. and Vivid, this fee was paid by DryShips Inc.

Lease Agreement: The Company leased office space in Athens, Greece from a son of Mr. George Economou until December 31, 2012.

Sigma Tankers Inc. pool and Blue Fin Tankers Inc. pool: Three of the Suezmax tankers, Vilamoura, Lipari and Petalidi, operated in the Blue Fin Tankers pool ("Blue Fin") until the termination of the pooling agreements with Blue Fin relating to such vessels in October 2012, March 2013 and November 2012, respectively. The Aframax tankers Saga, Daytona, and Belmar and Calida operated in the Sigma Tanker Pool ("Sigma") until the termination of the pooling agreements with Sigma relating to such vessels in April 2012, October 2012, January 2013 and October 2013, respectively. Sigma and Blue Fin are spot market pools managed by Heidmar Inc. Mr. George Economou is a member of the Board of Directors of Heidmar Inc.